The Putnam
Fund for
Growth and
Income

SEMIANNUAL REPORT

April 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "For investors looking for a conservative entree to the stock market . . . the fund has a lot to offer."

                     - Morningstar Mutual Funds, April 11, 1997

* Reflecting The Putnam Fund for Growth and Income's solid long-term performance, its class A shares were ranked by Lipper Analytical Services in the top quartile of the growth and income funds they track for the 3-, 5- and 10-year periods ended April 30, 1997.* For those time periods, the fund's class A shares ranked 60 out of 345, 47 out of 215, and 23 out of 130 funds.

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

19 Financial statements

* Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Rankings vary over time and do not reflect the effects of sales charges. For periods ended 4/30/97, class A shares ranked 180 out of 546, 60 out of 345, 47 out of 215, and 23 out of 130 for 1-, 3-, 5-, and 10-year performance, respectively. Class B shares ranked 229 out of 546, 104 out of 345, and 78 out of 215 for 1-, 3- and 5-year performance, and class M shares ranked 213 out of 546 for 1-year performance. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As The Putnam Fund for Growth and Income reached the midpoint of its current fiscal year on April 30, 1997, it once again demonstrated why its time-tested strategy has made it popular with investors. What is satisfying to us is that the fund did not achieve its positive results in the current environment by following the crowd and investing in the types of stocks that led the market advance. Instead, with careful analysis, thorough research, and astute judgment, your fund's managers selected only those investments that, in their view, had the best prospects of meeting the fund's long-term objectives.

I am pleased to note the addition of Sheldon N. Simon to your fund's management team. Sheldon joined Putnam as an analyst in 1984 and is now a senior portfolio manager. He has 13 years of investment experience. In the following report, the management team provides an in-depth discussion of performance to date and the outlook for the remainder of fiscal 1997.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 18, 1997



Report from the Fund Managers
David L. King
Anthony I. Kreisel
Hugh H. Mullin
Sheldon N. Simon

If you look at a tree every day, you will see very little change in it. On the other hand, if you were to reexamine it after a few months' -- or years' -- absence, you would see that it had sprouted new branches or grown taller. In much the same way, while following the performance of The Putnam Fund for Growth and Income, you may not notice much growth from day to day, but over the long term, the fund's steady progress inevitably becomes apparent.

For example, over the short term, the fund seeks to provide competitive returns with a lesser amount of risk than more aggressive equity investments. More importantly, though, this 40-year-old fund has shown that its strategy of identifying undervalued companies with the potential for positive change can produce much more dramatic results over longer periods. In fact, for the past 49 months (as of April 30, 1997) the fund has never been absent from Lipper's top quartile of growth and income funds for any 10-year period. (Please see page 2 for complete Lipper rankings.)

However, for the purposes of this report, we have to examine the success of our strategy in a short-term time frame. Over the six months ended April 30, 1997, the fund's class A share return of 12.38% at net asset value outperformed the 10.44% average total return for the funds in the Lipper Analytical Services growth and income category. The return at the maximum public offering price for the period was 5.94%. Additional performance results for class A shares, as well as results for other share classes and comparative indexes, are listed in the performance summary that begins on page 9.

* FUND STAYS THE COURSE THROUGH A TOPSY-TURVY MARKET

The stock market's positive returns for the semiannual period mask the abrupt day-to-day changes of many market indexes. For much of the period, the market was led by large, highly liquid companies believed to have reliable earnings growth. March, however, brought a month-long correction in stock prices. In a much-anticipated move, the Federal Reserve Board raised the target for the federal funds rate one quarter of a percentage point to 5.5%. Investors, anticipating further changes in interest rates and fearing the worst for current and future corporate earnings, helped drive the Dow Jones Industrial Average down nearly 10% by April 11 from its March 11 high. However, as many corporate sectors announced strong first-quarter earnings, the market began to recover amid optimism that the economy will continue to grow steadily with few signs of inflation.

* SEVERAL SUCCESS STORIES MARK PERIOD

During the period, several of the fund's long-time holdings fulfilled our expectations. One such company was Warner-Lambert, the fund's largest equity holding at the close of its fiscal year on October 31, 1996. When we bought the stock, we thought either that it would be an attractive takeover candidate or two of its new products would rejuvenate the company's earnings. As matters turned out, Food and Drug Administration approval for the new products came more quickly than we expected and initial demand for the drugs has been strong.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance          17.4%

Oil and gas                    10.0%

Utilities                       9.3%

Consumer nondurables            6.3%

Conglomerates                   5.6%

Footnote reads:
* Based on net assets as of 4/30/97. Holdings will vary over time.

Along with the correction in the stock market, we witnessed a drop in many segments of the technology area. We saw the decline as an opportunity to buy more shares of companies we favored and, as we expected, many technology-related companies recovered by period's end. One company that performed well was Texas Instruments. This company epitomized the 1990s wave of corporate restructuring when it announced sale of its defense unit. In addition, a rebound in semiconductor prices on the heels of a worldwide supply glut also helped boost the price of this electronics giant's stock.

One of the most well-publicized comebacks of the period -- and probably the decade -- was IBM. Following the close of the reporting period, IBM completed a long march to respectability as it broke a record intraday high of $175.87 set in 1987. This is up from lows just under $50 in 1993 when the current chairman and chief executive officer, Louis Gerstner, Jr., was appointed.
Back then, we believed if the new management could improve returns, more free cash flow could be generated. Then the company would have the opportunity to raise shareholder value by undertaking programs such as raising the dividend, making strategic acquisitions, or more importantly, in our opinion, buying back stock. The company has done all three, but IBM shareholders have particularly benefited from the company's aggressive stock buyback program. Additionally, following the end of the period, the stock had a two-for-one split. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* INDUSTRY SECTORS: IT'S NOT WHAT WE TARGETED, IT'S WHAT WE AVOIDED

Part of the fund's performance during the period was driven by our avoidance of the many noncyclical, moderate-growth companies favored by the market. These companies began the period at expensive levels and were even more expensive by the end of April. Some examples include pharmaceuticals, beverage companies, and cosmetics. Because of their stocks' lofty price levels, the companies in these sectors were often harshly punished by Wall Street for the slightest earnings disappointment.

TOP 10 HOLDINGS

International Business Machines Corp.
Business equipment and services

Minnesota Mining & Manufacturing Co.
Basic industrial products

J.P. Morgan & Co., Inc.
Insurance and finance

Exxon Corp.
Oil and gas

Pharmacia & Upjohn, Inc.
Pharmaceuticals

SBC Communications, Inc.
Utilities

Kimberly-Clark Corp.
Consumer nondurables

General Motors Corp.
Automotive

Phillip Morris Cos., Inc.
Consumer nondurables

Sprint Corp.
Utilities

Footnote reads:
These holdings represent 17.7% of the fund's net assets as of 4/30/97. Portfolio holdings will vary over time.

Shareholders who scan the fund's holdings will find the names of some companies within these sectors. That's because we had acquired these stocks when they appeared extremely undervalued compared with other stocks in their respective industries. One example was Pharmacia & Upjohn, Inc., one of the world's largest pharmaceutical companies. The company's pipeline of new products had all but dried up, much of its profits were hurt by the weak Japanese yen, and no chairman was in place for several months. We believe these setbacks have brought the stock price down to levels that do not reflect its long-term potential. We are confident in the abilities of the new chairman and expect the price to recover as the company resumes its product development efforts.

* CONTINUED FOCUS ON GLOBALIZATION AND LONG-TERM RETURNS

We believe our focus on U.S-based multinational companies as an important theme has been a major factor in the fund's performance. Historically, geographic expansion has proven to be the most cost-effective route toward meaningful corporate growth because the development of additional distribution channels is not as demanding as the development of new products or technologies.

For some time, the stock market has been led by large, highly liquid companies believed to have reliable earnings growth. As we have stated in earlier reports, your fund will not participate to any great extent in this type of market because, by virtue of its objective, the fund typically will not own stocks in these kinds of companies. Market-leading companies are generally too well known and their valuation levels too high to make them candidates for your fund's portfolio. Instead, we will continue to focus on properly executing our investment style in order to provide solid long-term returns with reduced volatility.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/97, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

Performance should always be considered in light of a fund's investment strategy. The Putnam Fund for Growth and Income is designed for investors seeking capital growth and current income.

TOTAL RETURNS FOR PERIODS ENDED APRIL 30, 1997

                       Class A             Class B          Class M
(inception date)      (11/16/57)          (4/27/92)         (5/1/95)
                      NAV     POP        NAV    CDSC       NAV     POP
----------------------------------------------------------------------------
6 months            12.38%   5.94%     11.94%   6.94%    12.02%   8.11%
----------------------------------------------------------------------------
1 year              20.26   13.36      19.37   14.37     19.60   15.45
----------------------------------------------------------------------------
5 years            113.84  101.49     108.87  106.87        --      --
Annual average      16.42   15.04      15.87   15.65        --      --
----------------------------------------------------------------------------
10 years           258.50  237.99         --      --        --      --
Annual average      13.62   12.95         --      --        --      --
----------------------------------------------------------------------------
Life of class          --      --     108.87  107.87     54.55   49.11
Annual average         --      --      15.84   15.73     24.32   22.11
----------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/97
                                                         Consumer
                                       S&P 500 Index   Price Index
----------------------------------------------------------------------------
6 months                                   14.71%         1.20%
----------------------------------------------------------------------------
1 year                                      25.12         2.50
----------------------------------------------------------------------------
5 years                                    119.75        14.84
Annual average                              17.06         2.81
----------------------------------------------------------------------------
10 years                                   274.55        42.15
Annual average                              14.12         3.58
----------------------------------------------------------------------------
Life of class B                            123.25        14.84
Annual average                              17.40         2.80
----------------------------------------------------------------------------
Life of class M                             63.04         5.46
Annual average                              27.71         2.70
----------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 4/30/97
                                Class A           Class B         Class M

----------------------------------------------------------------------------
Distributions (number)             2                 2               2
----------------------------------------------------------------------------
Income                          $0.230            $0.164          $0.192
----------------------------------------------------------------------------
Capital gains
----------------------------------------------------------------------------
Long-term                        0.967             0.967           0.967
----------------------------------------------------------------------------
Short-term                       0.269             0.269           0.269
----------------------------------------------------------------------------
  Total                         $1.466             $1.40          $1.428
----------------------------------------------------------------------------
Share value                  NAV     POP          NAV          NAV     POP
----------------------------------------------------------------------------
10/31/96                   $18.27  $19.38       $18.10       $18.21  $18.87
----------------------------------------------------------------------------
4/30/97                     18.98   20.14        18.78        18.89   19.58
----------------------------------------------------------------------------
Current return (end of
period)
----------------------------------------------------------------------------
Current dividend rate1       2.42%   2.28%        1.75%        2.11%   1.96%
----------------------------------------------------------------------------
Current 30-day SEC yield2    2.19    2.06         1.47         1.65    1.59
----------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)
                           Class A           Class B           Class M
(inception date)          (11/16/57)        (4/27/92)          (5/1/95)
                         NAV     POP       NAV    CDSC       NAV     POP
----------------------------------------------------------------------------
6 months               11.33%   4.93%    10.93%   5.93%    10.96%   7.06%
----------------------------------------------------------------------------
1 year                 18.02   11.24     17.12   12.12     17.36   13.23
----------------------------------------------------------------------------
5 years               113.66  101.41        --      --        --      --
Annual average         16.40   15.03        --      --        --      --
----------------------------------------------------------------------------
10 years              242.54  222.76        --      --        --      --
Annual average         13.10   12.43        --      --        --      --
----------------------------------------------------------------------------
Life of class             --      --    102.53  100.53     49.80   44.53
Annual average            --      --     15.39   15.16     23.43   21.15
----------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Stock Index is an index of common stocks frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
April 30, 1997 (Unaudited)


COMMON STOCKS  (95.7%) *
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (1.5%)
------------------------------------------------------------------------------------------------------------
      2,831,880  Lockheed Martin Corp.                                                      $    253,453,260
      1,475,000  Northrop Grumman Corp.                                                          123,162,500
                                                                                              --------------
                                                                                                 376,615,760

Automotive (3.4%)
------------------------------------------------------------------------------------------------------------
          5,000  Bayerische Motoren Werke (BMW) AG (Germany)                                       4,100,162
        245,536  Chrysler Corp.                                                                    7,366,080
      8,252,300  Ford Motor Co.                                                                  286,767,425
      7,237,910  General Motors Corp.                                                            418,894,040
      3,189,900  Goodyear Tire & Rubber Co. (The)                                                167,868,488
                                                                                              --------------
                                                                                                 884,996,195

Basic Industrial Products (4.5%)
------------------------------------------------------------------------------------------------------------
        332,100  Case Corp.                                                                       18,390,038
      4,434,200  Cooper Industries, Inc.                                                         203,973,200
      5,980,977  Deere (John) & Co.                                                              275,124,942
      1,966,800  General Signal Corp.                                                             77,196,900
      6,021,040  Minnesota Mining & Manufacturing Co.                                            523,830,480
      3,072,080  New Holland N.V. (Netherlands) +                                                 67,969,770
                                                                                              --------------
                                                                                               1,166,485,330

Broadcasting (0.2%)
------------------------------------------------------------------------------------------------------------
      2,468,200  Comcast Corp. Class A                                                            38,874,150

Building and Construction (0.8%)
------------------------------------------------------------------------------------------------------------
      1,228,305  Armstrong World Industries, Inc.                                                 80,761,054
      3,321,990  Masco Corp.                                                                     125,405,123
                                                                                              --------------
                                                                                                 206,166,177

Business Equipment and Services (5.5%)
------------------------------------------------------------------------------------------------------------
        300,000  Deluxe Corp.                                                                      9,187,500
      5,464,590  Hewlett-Packard Co.                                                             286,890,975
      3,425,440  IBM Corp.                                                                       550,639,480
      6,071,920  NCR Corp. +                                                                     176,085,680
      6,497,740  Xerox Corp.                                                                     399,611,010
                                                                                              --------------
                                                                                               1,422,414,645
Chemicals (3.6%)
------------------------------------------------------------------------------------------------------------
      5,126,100  Bayer AG ADR (Germany)                                                          203,958,800
      1,240,260  Dow Chemical Co.                                                                105,267,068
      2,264,220  du Pont (E.I.) de Nemours & Co.                                                 240,290,348
      3,844,220  Eastman Chemical Co.                                                            196,055,220
        185,000  Hercules, Inc.                                                                    7,284,375
      1,015,200  PPG Industries, Inc.                                                             55,201,500
      3,192,300  Witco Chemical Corp.                                                            119,312,213
                                                                                              --------------
                                                                                                 927,369,524

Computer Services and Software (0.3%)
------------------------------------------------------------------------------------------------------------
      1,450,000  Computer Associates Intl., Inc.                                                  75,400,000

Conglomerates (5.6%)
------------------------------------------------------------------------------------------------------------
      2,827,200  Eaton Corp.                                                                     211,686,600
      1,210,000  General Electric Co.                                                            134,158,750
      3,820,630  General Motors Corp. Class H                                                    205,358,863
      3,334,540  ITT Industries, Inc.                                                             84,197,135
      1,300,000  Ogden Corp.                                                                      27,300,000
      3,468,940  Rockwell International Corp.                                                    230,684,510
      1,192,200  Tenneco, Inc.                                                                    47,538,975
      6,880,100  TRW, Inc.                                                                       358,625,200
      2,245,960  United Technologies Corp.                                                       169,850,725
                                                                                              --------------
                                                                                               1,469,400,758

Consumer Durable Goods (0.9%)
------------------------------------------------------------------------------------------------------------
      4,932,470  Whirlpool Corp.                                                                 230,592,973

Consumer Non Durables (6.3%)
------------------------------------------------------------------------------------------------------------
      5,042,040  American Brands, Inc.                                                           271,009,650
      2,113,600  Avon Products, Inc.                                                             130,250,600
      1,708,250  Colgate-Palmolive Co.                                                           189,615,750
      8,401,640  Kimberly-Clark Corp.                                                            430,584,050
     10,502,860  Philip Morris Cos., Inc.                                                        413,550,113
      5,986,270  RJR Nabisco Holdings Corp.                                                      178,091,533
        235,000  Tupperware Corp.                                                                  7,813,750
                                                                                              --------------
                                                                                               1,620,915,446

Electronics and Electrical Equipment (2.3%)
------------------------------------------------------------------------------------------------------------
        200,000  Emerson Electric Co.                                                             10,150,000
      4,466,240  Motorola, Inc.                                                                  255,692,240
      1,177,040  Siemens AG (Germany)                                                             63,848,226
      3,054,980  Texas Instruments, Inc.                                                         272,656,965
                                                                                              --------------
                                                                                                 602,347,431
Environmental Control (0.7%)
------------------------------------------------------------------------------------------------------------
      6,162,890  WMX Technologies, Inc.                                                          181,034,894

Food and Beverages (2.4%)
------------------------------------------------------------------------------------------------------------
      4,279,190  Anheuser-Busch Cos., Inc.                                                       183,470,271
      3,923,810  General Mills, Inc.                                                             243,276,220
        235,000  Heinz (H.J.) Co.                                                                  9,752,500
      4,450,000  Sara Lee Corp.                                                                  186,900,000
        355,000  Whitman Corp.                                                                     8,209,375
                                                                                              --------------
                                                                                                 631,608,366

Forest Products (1.6%)
------------------------------------------------------------------------------------------------------------
      1,130,180  Temple Inland, Inc.                                                              62,724,990
      7,448,100  Weyerhaeuser Co.                                                                340,750,575
                                                                                              --------------
                                                                                                 403,475,565

Insurance and Finance (17.4%)
------------------------------------------------------------------------------------------------------------
      6,302,630  Ahmanson (H.F.) & Co.                                                           240,287,769
      6,449,500  American General Corp.                                                          281,359,438
      3,899,090  AON Corp.                                                                       259,289,485
      5,547,840  Banc One Corp.                                                                  235,089,720
      1,707,300  BankAmerica Corp.                                                               199,540,688
      1,123,145  BankBoston Corp.                                                                 81,708,799
      3,059,749  Bankers Trust New York Corp. [UPSIDE DOWN DELTA]                                248,987,075
      3,127,100  Beneficial Corp.                                                                200,134,400
      1,532,750  CIGNA Corp.                                                                     230,487,281
      1,374,320  Comerica, Inc.                                                                   80,397,720
        431,035  CoreStates Financial Corp.                                                       21,813,047
        705,500  Crestar Financial Corp.                                                          26,103,500
      1,108,200  Federal National Mortgage Association                                            45,574,725
        570,000  First of America Bank Corp.                                                      37,905,000
        700,000  First Tennessee National Corp.                                                   30,362,500
      6,001,800  Fleet Financial Group, Inc.                                                     366,109,800
      3,732,480  Great Western Financial Corp.                                                   156,764,160
        948,400  Huntington Bancshares, Inc.                                                      27,147,950
      4,286,610  Keycorp                                                                         223,439,546
        645,900  Mellon Bank Corp. [UPSIDE DOWN DELTA]                                            53,690,438
        550,000  Mercantile Bancorpation, Inc.                                                    31,900,000
      4,681,206  Morgan (J.P.) & Co., Inc.                                                       476,897,861
        710,000  National City Corp.                                                              34,612,500
      3,334,820  NationsBank Corp.                                                               201,339,758
        190,000  Norwest Corp.                                                                     9,476,250
      8,615,630  PNC Bank Corp.                                                                  354,317,784
        516,190  Salomon, Inc.                                                                    25,809,500
      1,700,000  St. Paul Cos., Inc.                                                             113,900,000
      1,229,820  Summit Bancorp                                                                   57,186,630
        700,000  Union Planters Corp.                                                             31,237,500
      4,300,000  USF&G Corp.                                                                      86,000,000
                                                                                              --------------
                                                                                               4,468,870,824
Medical Supplies and Devices (1.5%)
------------------------------------------------------------------------------------------------------------
      7,810,880  Baxter International, Inc.                                                      373,945,880

Metals and Mining (1.1%)
------------------------------------------------------------------------------------------------------------
      6,089,082  Freeport-McMoRan Copper & Gold Co.,
                   Inc. Class A                                                                  170,494,296
      3,551,734  Freeport-McMoRan Copper & Gold Co.,
                   Inc. Class B                                                                  103,444,253
                                                                                              --------------
                                                                                                 273,938,549

Oil and Gas (10.0%)
------------------------------------------------------------------------------------------------------------
      4,368,060  Amoco Corp.                                                                     365,279,018
        714,740  Atlantic Richfield Co.                                                           97,293,983
      2,035,690  British Petroleum PLC ADR (United Kingdom)                                      280,161,836
      7,055,320  Elf Aquitane ADR (France)                                                       343,064,935
      2,050,000  Enron Corp.                                                                      77,131,250
      7,948,460  Exxon Corp.                                                                     450,081,548
      1,993,390  Mobil Corp.                                                                     259,140,700
      9,226,727  Occidental Petroleum Corp.                                                      204,141,335
      2,765,250  PanEnergy Corp.                                                                 122,362,313
      1,729,900  Phillips Petroleum Co.                                                           68,114,813
        249,500  Royal Dutch Petroleum Co. PLC ADR
                   (Netherlands)                                                                  44,972,375
      5,968,064  Total Corp. ADR (France)                                                        248,420,664
        240,000  YPF S.A. ADR (Argentina)                                                          6,630,000
                                                                                              --------------
                                                                                               2,566,794,770

Packaging and Containers (1.0%)
------------------------------------------------------------------------------------------------------------
      4,507,330  Crown Cork & Seal Co., Inc.                                                     246,776,318

Pharmaceuticals (4.2%)
------------------------------------------------------------------------------------------------------------
      3,884,250  American Home Products Corp.                                                    257,331,563
      3,645,820  Bristol-Myers Squibb Co.                                                        238,801,210
     14,941,020  Pharmacia & Upjohn, Inc.                                                        442,627,718
      1,350,060  Warner-Lambert Co.                                                              132,305,880
                                                                                              --------------
                                                                                               1,071,066,371

Photography (1.5%)
------------------------------------------------------------------------------------------------------------
      4,510,380  Eastman Kodak Co.                                                               376,616,730
        200,000  Polaroid Corp.                                                                    9,700,000
                                                                                              --------------
                                                                                                 386,316,730

Publishing (0.5%)
------------------------------------------------------------------------------------------------------------
        150,000  McGraw-Hill, Inc.                                                                 7,631,250
      2,023,400  Times Mirror Co. Class A                                                        111,792,850
                                                                                              --------------
                                                                                                 119,424,100
Real Estate Investment Trust (REIT's) (0.8%)
------------------------------------------------------------------------------------------------------------
        500,000  Avalon Properties, Inc.                                                          13,187,500
      1,839,812  Beacon Properties Corp.                                                          56,804,196
        603,800  Crescent Real Estate Equities Co.                                                15,849,750
        700,000  Equity Residential Properties Trust                                              30,625,000
        500,000  FelCor Suite Hotels, Inc.                                                        17,937,500
        336,000  LTC Properties, Inc.                                                              5,628,000
        600,000  Meditrust Corp.                                                                  21,900,000
        750,000  Nationwide Health Properties, Inc.                                               15,000,000
        352,200  Smith (Charles E.) Residential Realty, Inc.                                       9,553,425
        425,000  Storage USA, Inc.                                                                15,990,625
        228,000  Tanger Factory Outlet Centers                                                     5,700,000
                                                                                              --------------
                                                                                                 208,175,996

Retail (5.5%)
------------------------------------------------------------------------------------------------------------
      5,297,210  Dayton Hudson Corp.                                                             238,374,450
     18,840,680  K mart Corp. +                                                                  256,704,265
      5,852,740  Lowe's Cos., Inc.                                                               222,404,120
      3,882,790  May Department Stores Co.                                                       179,579,038
      2,077,260  Penney (J.C.) Co., Inc.                                                          99,189,165
      4,740,470  Rite Aid Corp.                                                                  218,061,620
      4,457,840  Sears, Roebuck & Co.                                                            213,976,320
                                                                                              --------------
                                                                                               1,428,288,978

Transportation (3.3%)
------------------------------------------------------------------------------------------------------------
        832,400  Burlington Northern Santa Fe Corp.                                               65,551,500
        401,367  Conrail, Inc.                                                                    45,856,180
      3,581,530  CSX Corp.                                                                       166,988,836
      1,268,900  Delta Air Lines, Inc.                                                           116,897,413
      2,585,190  Norfolk Southern Corp.                                                          232,343,951
      3,884,400  Ryder System, Inc.                                                              120,901,950
      1,463,900  Union Pacific Corp.                                                              93,323,625
                                                                                              --------------
                                                                                                 841,863,455

Utilities (9.3%)
------------------------------------------------------------------------------------------------------------
      1,877,290  American Telephone & Telegraph Co.                                               62,889,215
      2,000,000  Baltimore Gas & Electric Co.                                                     51,000,000
      1,882,130  Bell Atlantic Corp.                                                             127,514,308
      2,975,730  BellSouth Corp.                                                                 132,419,985
      2,480,000  Carolina Power & Light Co.                                                       84,320,000
      3,967,270  Central & South West Corp.                                                       79,841,309
      1,553,500  Cinergy Corp.                                                                    51,653,875
        300,000  Edison International                                                              6,300,000
      5,533,120  GTE Corp.                                                                       253,831,880
      2,553,700  Long Island Lighting Co.                                                         58,415,888
      2,900,000  Northeast Utilities Co.                                                          23,925,000
      3,305,888  NYNEX Corp.                                                                     171,079,704
      2,100,000  Pacific Enterprises                                                              64,312,500
      3,140,000  Potomac Electric Power Co.                                                       70,650,000
        645,500  Public Service Co. of Colorado                                                   25,013,125
      7,878,174  SBC Communications, Inc.                                                        437,238,657
      9,287,060  Sprint Corp.                                                                    407,469,758
        745,200  Union Electric Co.                                                               26,547,750
      7,615,000  US West, Inc.                                                                   267,476,875
         75,000  Veba (Vereinigte Elektrizitaets Bergwerks)
                   AG (Germany)                                                                    3,868,841
                                                                                              --------------
                                                                                               2,405,768,670
                                                                                              --------------
                 Total Common Stocks (cost $19,801,186,386)                                 $ 24,628,927,855

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Pass-Through Certificates (-- %)
------------------------------------------------------------------------------------------------------------
                  Government National Mortgage Association
$     2,173         11 1/2s, with due dates from March 15, 2010
                    to January 15, 2013                                                       $        2,464
      3,118         11s, January 15, 2010                                                              3,482
    251,588         9s, with due dates from December 15, 2004
                    to June 15, 2011                                                                 266,920
    136,827         7 1/2s, with due dates from February 15, 2007
                    to April 15, 2007                                                                137,281
    413,199         7 1/4s, with due dates from February 15, 2005
                    to March 15, 2005                                                                414,894
                                                                                              --------------
                                                                                                     825,041

U.S. Treasury Obligations (2.2%)
------------------------------------------------------------------------------------------------------------
                  U.S. Treasury Bonds
100,000,000         8 1/8s, August 15, 2019                                                      111,891,000
344,625,000         8s, November 15, 2021                                                        382,158,109
 67,495,000         6 1/4s, August 15, 2023                                                       61,135,621
                                                                                              --------------
                                                                                                 555,184,730
                                                                                              --------------
                  Total U.S. Government and Agency
                    Obligations (cost $553,637,604)                                           $  556,009,771

CONVERTIBLE PREFERRED STOCKS (0.2%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    450,000       Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                            $   12,150,000
    733,980       K mart Financing I $3.875 cv. pfd.                                              42,295,598
                                                                                              --------------
                  Total Convertible Preferred Stocks
                    (cost $48,857,257)                                                        $   54,445,598

CORPORATE BONDS AND NOTES (0.1%) * (COST $24,521,875)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$19,000,000       Siemens Capital Corp. Co. Guaranty
                    8s, 2002 (Germany)                                                        $   27,740,000

FOREIGN GOVERNMENT BONDS AND NOTES (-- %) * (cost $6,350,000)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$ 6,350,000       Italy (Government of) cv. notes 5s, 2001                                    $    6,270,625

SHORT-TERM INVESTMENTS (1.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$25,000,000       Asset Securitization Cooperative Corp. effective yield
                    of 5.38%, May 5, 1997                                                     $   24,985,056
 25,000,000       Bellsouth Telecommunications Inc. effective yield
                    of 5 1/2%, June 3, 1997                                                       24,873,958
 25,000,000       Falcon Asset Securitization Corp. effective yield
                    of 5.52%, May 15, 1997                                                        24,946,333
 50,000,000       Federal Home Loan Mortgage Corp. effective
                    yield of 5.41%, May 14, 1997                                                  24,981,215
 25,000,000       Federal Home Loan Mortgage Corp. effective
                    yield of 5.41%, May 6, 1997                                                   49,902,320
 30,000,000       Ford Motor Credit Co. effective yield of 5.56%,
                    June 17, 1997                                                                 29,782,233
 30,000,000       General Electric Capital Corp. effective
                    yield of 5.31%, May 6, 1997                                                   29,977,875
 21,285,000       Metlife Funding Inc. effective yield of 5.27%,
                    May 7, 1997                                                                   21,266,305
 15,000,000       National Rural Utilities Cooperative Finance
                    Corp. effective yield of 5.24%, May 2, 1997                                   14,997,817
 26,000,000       Safeco Credit Co. Inc. effective yield of 5.37%,
                    May 15, 1997                                                                  25,945,703
 30,000,000       Sears Roebuck Acceptance Corp. effective
                    yield of 5.26%, May 27, 1997                                                  29,886,033
 30,000,000       Sheffield Receivables Corp. effective yield
                    of 5.57%, June 9, 1997                                                        29,818,975
 12,000,000       USAA Capital Corp. effective yield of 5.24%,
                    May 8, 1997                                                                   11,987,773
 37,934,000       Interest in $492,645,000 joint repurchase
                    agreement dated April 30, 1997 with
                    Morgan (J.P.) & Co., Inc. due May 1, 1997
                    with respect to various U.S. Treasury
                    obligations -- maturity value of $37,939,722
                    for an effective yield of 5.43%                                               37,939,722
                                                                                              --------------
                  Total Short-Term Investments
                    (cost $381,291,318)                                                      $   381,291,318
------------------------------------------------------------------------------------------------------------
                  Total Investments (cost $20,815,844,440) ***                               $25,654,685,167
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $25,725,709,089.

*** The aggregate identified cost on a tax basis is $20,833,757,731, resulting in gross unrealized appreciation and depreciation of $5,357,132,363 and $536,204,927, respectively, or net unrealized appreciation of $4,820,927,436.

  + Non-income-producing security.

[UPSIDE DOWN DELTA] This entity provides subcustodian services to the fund.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    ADR after the name of a foreign holding stands for American Depository
    Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30,1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $20,815,844,440) (Note 1)                                          $25,654,685,167
---------------------------------------------------------------------------------------------------
Cash                                                                                      9,517,300
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        68,051,669
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   69,974,411
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          196,186,824
---------------------------------------------------------------------------------------------------
Total assets                                                                         25,998,415,371

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        208,265,319
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               17,692,877
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             25,555,802
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                5,725,206
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               144,287
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  6,512
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   11,628,699
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                    3,687,580
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       272,706,282
---------------------------------------------------------------------------------------------------
Net assets                                                                          $25,725,709,089

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      20,098,747,981
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             54,107,343
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
(Note 1)                                                                                734,013,038
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            4,838,840,727
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $25,725,709,089

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($13,877,865,163 divided by 731,333,439 shares)                                              $18.98
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $18.98)*                                      $20.14
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($11,140,985,878 divided by 593,293,405 shares)**                                            $18.78
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($226,896,267 divided by 12,009,421 shares)                                                  $18.89
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $18.89)*                                      $19.58
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($479,961,781 divided by 25,260,242 shares)                                                  $19.00
---------------------------------------------------------------------------------------------------
 *  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended April 30,1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,972,844)                                        $  309,346,962
--------------------------------------------------------------------------------------------------
Interest                                                                                40,687,873
--------------------------------------------------------------------------------------------------
Total investment income                                                                350,034,835

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        49,830,316
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          18,425,599
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                         274,701
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            37,285
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   15,946,994
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   49,955,124
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      663,292
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    945,396
--------------------------------------------------------------------------------------------------
Registration fees                                                                        1,897,559
--------------------------------------------------------------------------------------------------
Auditing                                                                                    67,451
--------------------------------------------------------------------------------------------------
Legal                                                                                      144,199
--------------------------------------------------------------------------------------------------
Other                                                                                      874,310
--------------------------------------------------------------------------------------------------
Total expenses                                                                         139,062,226
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (4,384,340)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           134,677,886
--------------------------------------------------------------------------------------------------
Net investment income                                                                  215,356,949
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       820,727,060
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         1,541,146,115
--------------------------------------------------------------------------------------------------
Net gain on investments                                                              2,361,873,175
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $2,577,230,124
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           April 30         October 31
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $   215,356,949    $   387,116,089
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        820,727,060      1,400,606,590
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
of investments                                                                        1,541,146,115      1,626,421,833
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  2,577,230,124      3,414,144,512
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income
Class A                                                                                (154,516,335)      (223,915,286)
----------------------------------------------------------------------------------------------------------------------
Class B                                                                                 (86,925,992)      (112,039,069)
----------------------------------------------------------------------------------------------------------------------
Class M                                                                                  (1,788,256)        (1,264,823)
----------------------------------------------------------------------------------------------------------------------
Class Y                                                                                  (5,289,455)        (6,598,623)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
Class A                                                                                (780,732,081)      (362,744,121)
----------------------------------------------------------------------------------------------------------------------
Class B                                                                                (608,834,176)      (240,133,705)
----------------------------------------------------------------------------------------------------------------------
Class M                                                                                  (9,832,902)        (1,187,122)
----------------------------------------------------------------------------------------------------------------------
Class Y                                                                                 (23,560,474)        (8,902,432)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     4,247,594,389      4,951,758,539
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          5,153,344,842      7,409,117,870

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  20,572,364,247     13,163,246,377
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $54,107,343  and $87,270,432, respectively)                                25,725,709,089     20,572,364,247
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                               Six months
                                 ended
Per-share                      April 30
operating performance         (Unaudited)                                     Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1996             1995             1994             1993             1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.27           $15.77           $13.65           $14.26           $12.92           $12.82
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .19              .43              .46 (d)          .44              .43              .48
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.99             3.19             2.50             (.08)            1.88              .65
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.18             3.62             2.96              .36             2.31             1.13
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.40)            (.40)            (.43)            (.51)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.24)            (.72)            (.44)            (.54)            (.46)            (.49)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.47)           (1.12)            (.84)            (.97)            (.97)           (1.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $18.98           $18.27           $15.77           $13.65           $14.26           $12.92
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          12.38*           23.89            23.00             2.74            18.75             9.53
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $13,877,865      $11,403,813       $7,859,496       $6,009,174       $5,214,239       $3,517,199
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .43*             .92              .89              .95              .93             1.07
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.07*            2.59             3.20             3.18             3.18             3.72
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             18.40*           41.26            58.40            48.76            64.02            66.63
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                     $.0504           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                               Six months
                                 ended                                                                            For the period
Per-share                      April 30                                                                           April 27, 1992+
operating performance         (Unaudited)                            Year ended October 31                         to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1996             1995             1994             1993             1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.10           $15.63           $13.56           $14.18           $12.88           $12.69
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .13              .30              .35(d)           .35              .31(d)           .18(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.95             3.17             2.46             (.09)            1.89              .26
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.08             3.47             2.81              .26             2.20              .44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.16)            (.28)            (.30)            (.34)            (.44)            (.25)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.24)            (.72)            (.44)            (.54)            (.46)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.40)           (1.00)            (.74)            (.88)            (.90)            (.25)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $18.78           $18.10           $15.63           $13.56           $14.18           $12.88
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          11.94*           23.04            21.91             2.01            17.86             3.47*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $11,140,986       $8,692,163       $5,089,359       $3,318,858       $1,819,793         $288,121
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .81*            1.68             1.64             1.70             1.68              .97*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .69*            1.84             2.42             2.42             2.27             1.15*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             18.40*           41.26            58.40            48.76            64.02            66.63
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                     $.0504           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Six months
                                                                                    ended                           For the period
Per-share                                                                          April 30       Year ended         May 1, 1995+
operating performance                                                            (Unaudited)      October 31        to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $18.21           $15.74           $14.24
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .16              .35              .15(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             1.95             3.18             1.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  2.11             3.53             1.68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.19)            (.34)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.24)            (.72)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.43)           (1.06)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $18.89           $18.21           $15.74
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             12.02*           23.31            11.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $226,896         $132,453          $21,100
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .68*            1.44              .66*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .81*            2.02             1.12*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                18.40*           41.26            58.40
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                        $.0504           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Six months
                                                                   ended                                           For the period
Per-share                                                         April 30                                         June 15, 1994+
operating performance                                           (Unaudited)            Year ended October 31       to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $18.29           $15.78           $13.66           $13.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .22              .47              .49(d)           .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            1.98             3.20             2.50              .19
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.20             3.67             2.99              .31
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.25)            (.44)            (.43)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.24)            (.72)            (.44)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.49)           (1.16)            (.87)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $19.00           $18.29           $15.78           $13.66
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            12.50*           24.24            23.28             2.28*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $479,962         $343,935         $193,292          $27,632
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .31*             .68              .64              .26*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.19*            2.83             3.14             1.17*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               18.40*           41.26            58.40            48.76
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0504           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
April 30, 1997 (Unaudited)

Note 1
Significant accounting policies

The Putnam Fund for Growth and Income (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth and current income by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Discounts on zero coupon bonds are accreted according to the effective yield method.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% of any amount thereafter.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1997, fund expenses were reduced by $4,384,340 under brokerage service and expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $19,170 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended April 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $6,127,268 and $168,991 from the sale of class A and class M shares, respectively and $5,911,162 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $39,420 on class A redemptions.

Note 3
Purchase and sales of securities
During the six months ended April 30, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $7,093,097,546 and $3,870,076,110, respectively. Purchases and sales of U.S. government obligations aggregated $0 and $365,037,833, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares
At April 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                      Six months ended
                                       April 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     127,559,103    2,377,820,799
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    48,130,826      868,096,790
------------------------------------------------------------
                                175,689,929    3,245,917,589

Shares
repurchased                     (68,385,915)  (1,275,725,571)
------------------------------------------------------------
Net increase                    107,304,014    1,970,192,018
------------------------------------------------------------
                                         Year ended
                                      October 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     174,995,766    2,992,497,428
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    32,806,678      538,127,028
------------------------------------------------------------
                                207,802,444    3,530,624,456

Shares
repurchased                     (82,235,085)  (1,402,222,592)
------------------------------------------------------------
Net increase                    125,567,359    2,128,401,864
------------------------------------------------------------

                                     Six months ended
                                      April 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                     111,307,576    2,060,814,681
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    36,375,609      649,148,334
------------------------------------------------------------
                                147,683,185    2,709,963,015

Shares
repurchased                     (34,627,027)    (640,918,026)
------------------------------------------------------------
Net increase                    113,056,158    2,069,044,989
------------------------------------------------------------

                                        Year ended
                                     October 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                     180,596,591    3,061,568,355
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    20,249,530      328,605,353
------------------------------------------------------------
                                200,846,121    3,390,173,708

Shares
repurchased                     (46,154,659)    (781,507,908)
------------------------------------------------------------
Net increase                    154,691,462    2,608,665,800
------------------------------------------------------------
                                      Six months ended
                                       April 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,038,022       94,011,079
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       614,935       11,055,131
------------------------------------------------------------
                                  5,652,957      105,066,210

Shares
repurchased                        (918,364)     (17,086,484)
------------------------------------------------------------
Net increase                      4,734,593       87,979,726
------------------------------------------------------------

                                         Year ended
                                      October 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,625,588      113,736,760
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       141,706        2,345,665
------------------------------------------------------------
                                  6,767,294      116,082,425

Shares
repurchased                        (833,232)     (14,291,401)
------------------------------------------------------------
Net increase                      5,934,062      101,791,024
------------------------------------------------------------

                                      Six months ended
                                       April 30, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       7,133,546      133,932,283
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,595,920       28,849,929
------------------------------------------------------------
                                  8,729,466      162,782,212

Shares repurchased               (2,271,791)     (42,404,556)
------------------------------------------------------------
Net increase                      6,457,675      120,377,656
------------------------------------------------------------

                                         Year ended
                                      October 31, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,693,165      167,559,028
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       941,889       15,501,055
------------------------------------------------------------
                                 10,635,054      183,060,083

Shares
repurchased                      (4,080,903)     (70,160,232)
------------------------------------------------------------
Net increase                      6,554,151      112,899,851
------------------------------------------------------------


Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Thomas V. Reilly
Vice President

David L. King
Vice President and Fund Manager

Anthony I. Kreisel
Vice President and Fund Manager

Hugh H. Mullin
Vice President and Fund Manager

Sheldon N. Simon
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of The Putnam Fund for Growth and Income. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------


33887-002/881/427/511   6/97



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
The Putnam Fund For Growth and Income
Supplement to the Semiannual Report dated 4/30/97

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return:                              NAV

Six months ended 4/30/97                   12.50%
One year ended 4/30/97                     20.51
Life of class (since 6/15/94)              76.23
Annual average                             21.74
----------------------------------------------------------------------------
Share value:                               NAV

10/31/96                                  $18.29
4/30/97                                    19.00
----------------------------------------------------------------------------

Distributions:     No.     Income      Capital gains         Total
                    2      $0.2520        $1.2360           $1.4880
----------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.